Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001199046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 25, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2019
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
IRON STRATEGIC INCOME FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IRON STRATEGIC INCOME FUND Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the IRON Strategic Income Fund (the “Strategic Income Fund” or the “Fund”) is to maximize total return. Total return is comprised of both income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategic Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 600%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	600.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets found in the “Financial Highlights” section of this prospectus. The Fund’s financial highlights reflect the management fee of 1.00% that was in effect prior to September 1, 2018 and do not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Strategic Income Fund seeks to attain its investment objective by strategically adjusting the portfolio’s market exposure, typically to fixed income markets, including high yield securities (commonly known as “junk bonds”), convertible bonds and cash. The Fund’s investment adviser, IRON Financial, LLC (the “Adviser”), employs a top down approach that includes a review of fundamental and quantitative factors to determine the desired economic exposure at any given time. This total return approach strives to earn interest income on securities held in the Fund’s portfolio and to generate capital appreciation through strategic adjustments of the Fund’s assets. At the same time, the Adviser focuses on limiting downside risk in weaker market environments.

When the Adviser concludes that the risk/reward relationship is unfavorable in certain fixed income markets, the Adviser will take necessary steps to adjust the Fund’s market exposure. The Adviser has the ability to reduce the Fund’s market exposure by following one or more of these actions: (1) selling portfolio securities and thereby increasing the Fund’s cash position; (2) hedging the Fund’s exposure to the fixed income markets (including high yield markets) through the use of derivatives including credit default swaps and/or futures contracts; or (3) selling portfolio securities and using some or all of the proceeds to purchase other investments, including but not limited to investment grade bonds, treasuries, or derivatives such as credit default swaps or treasury futures. The Fund’s Adviser may sell a security to manage risk and/or if it identifies another investment it believes will outperform a current position. In addition, the Adviser analyzes shifts in the yield curve as well as dislocations in the pricing of various securities in order to find investment opportunities.

The Fund’s Adviser conducts an ongoing analysis of the overall economic environment by reviewing factors including, but not limited to: (i) money flows, (ii) inflation and interest rate environments, (iii) health of securitization markets, (iv) delinquencies, default and recovery rates of debt markets, (v) The Conference Board Leading Economic© Index for leading economic indicators, (vi) monetary policy, and (vii) sovereign debt and currency movements. With regard to high yield markets, the Fund’s Adviser will routinely examine new issuances, fund flows, corporate balance sheets, earnings and cash flows, credit quality, default rates, and supply/demand. Similarly, the Fund’s Adviser monitors a number of key movements among a variety of markets. These include, but are not limited to, prices, spreads, yields, dollar-weighted volume of trading, momentum, and volatility. Additionally, long and short exposure instruments are evaluated based on relative value, cost, liquidity and diversification.

Under normal market conditions, the Fund invests primarily in fixed income securities, including high yield securities that are rated below investment-grade, cash, and fixed income related derivatives. The Fund may invest in these securities directly or through investments in other investment companies (including open-end funds, money market funds, and exchange-traded funds (“ETFs”)) that invest in a broad range of debt securities and derivative instruments. The Fund and underlying funds may invest in different types of fixed income, variable and floating rate debt securities of any quality or maturity including but not limited to bonds, corporate debt, foreign corporate and sovereign debt securities, loans, notes, mortgage-backed securities, restricted securities, municipal securities, government securities, convertible and preferred securities, swaps, swaptions, futures, options and options on futures. The Fund may invest up to 15% of its net assets (at the time of purchase) in illiquid securities. The Fund may engage in repurchase agreements and securities lending with broker-dealers and other financial institutions to earn income.

Derivative instruments traded directly by the Fund may include credit default swaps, total return swaps, swaptions, credit and equity option contracts, futures contracts and options on futures contracts and foreign currency transactions. The Fund and underlying funds in which it invests may use derivative instruments for any purpose consistent with their investment objectives, including hedging or managing risk, obtaining market exposure, or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders. For example, the Fund may enter into a credit default swap to hedge the credit risk of its portfolio or to increase the portfolio’s credit exposure. Options may be used to hedge or obtain exposure to a security or market. Treasury futures contracts and options thereon may be used to adjust the duration of the Fund’s portfolio and/or exposure to various parts of the yield curve. The Fund may invest in derivatives subject only to limits imposed on mutual funds under applicable federal securities laws. Derivative transactions may have leverage in their terms.

The Fund may also invest in securities convertible into common stocks, equity securities or securities with a value based on equity securities. These securities may include common stocks of U.S. or foreign companies of any market capitalization including, but not limited to, small- and mid-cap companies and companies operating in developed or emerging countries. The selection process includes quantitative methodologies combined with fundamental, relative value and liquidity analysis. The Fund also may engage in short sales. For example, equity securities of the issuer of a bond held by the Fund may be sold short as an alternative hedge to selling the underlying bond.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

●	Fixed Income Securities Risks.

●	Interest Rate Risk. The market value of fixed income securities in which the Fund invests, either directly or through investments in other investment companies, and, thus, the Fund’s net asset value (“NAV”), can be expected to vary inversely with changes in interest rates.

●	Duration Risk. Prices of fixed income securities with longer effective durations are more sensitive to interest rate changes than those with shorter effective durations.

●	Credit Risk. The issuer of a fixed income security may not be able or willing to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

●	Junk Bond Risk. The Fund invests substantially (either directly or through investments in other investment companies) in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), as well as derivatives of such securities, and therefore is likely to be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

●	Prepayment and Extension Risk. As interest rates decline, the issuers of fixed income securities may prepay principal earlier than scheduled, forcing the Fund (or an underlying fund) to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities.

●	Investment Company Securities Risk. Because the Fund invests substantially in other investment companies (including ETFs, money market funds, and open-end mutual funds), it indirectly bears the acquired funds’ fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses. When the Fund invests in other funds, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund will be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds).

●	ETF Risk. An ETF’s shares may trade at a market price above or below their NAV, and an active trading market for an ETF’s shares may not develop or be maintained.

●	Government Securities Risk. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. It is possible that the U.S. government would not provide financial support to certain of its agencies or instrumentalities if it is not required to do so by law. If a U.S. government agency or instrumentality in which the Fund (or an underlying fund) invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price and/or yield could fall.

●	Market Risk. The prices of securities held by the Fund (or underlying funds) may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. Equity securities may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

●	Management Risk. The Adviser’s process of strategically adjusting the portfolio’s market exposure may fail to produce the intended results. If the Adviser’s expectations for a particular asset class are not realized in the expected timeframe, the Fund’s overall performance may suffer.

●	Foreign Investments Risk. Investing in foreign companies (whether directly or through American Depositary Receipts (“ADRs”) or underlying funds that invest in foreign securities) or currencies can increase the potential for losses and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. ADRs do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. The risks of foreign investing are typically greater for investments in companies located in emerging markets.

●	Depositary Receipt Risk. ADRs and GDRs are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.

●	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Fund’s Adviser does not hedge against currency movements in the various markets in which foreign issuers are located, so the values of the Fund’s foreign securities are subject to the risk of adverse changes in currency exchange rates.

●	Derivatives Risks. A small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of derivatives involves the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund’s other investments. The low margin or premiums normally required in derivative transactions may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss.

●	Swap Risks. Swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. The Fund may also invest in swaptions, which are options to enter into swaps. Such investments would also be subject to options risks, as discussed below.

●	Options Risks. The seller (writer) of a call option which is covered (that is, the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option (that is, where the seller does not own the underlying security) assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. The Fund may also invest in swaptions, which are options to enter into swaps. Such investments would also be subject to swap risks, as discussed above.

●	Futures Contracts and Options on Futures Contracts Risks. There is no assurance that a liquid secondary market will exist for futures contracts (or related options) purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Futures positions may be illiquid, which could prevent the Fund from liquidating positions at desirable prices and cause it to be subject to substantial losses. Trading in commodity futures contracts and related options are highly specialized activities that may entail greater than ordinary investment or trading risks.

●	Hedging Risks. Hedging strategies can reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. Also, to the extent the profit or loss from the derivative and from the corresponding long position do not correlate, there is the risk that the Fund will realize a net loss.

●	Counterparty Risk. Participants in “over-the-counter” or “interdealer” markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. When the Fund invests in over-the-counter transactions (including options), it is assuming a credit risk with regard to parties with which it trades and also bears the risk of settlement default. This is the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties.

●	Credit Risk. The Fund could lose its entire investment if it engages in a swap or other over-the-counter transaction with a counterparty that declares bankruptcy. Wider credit spreads and decreasing market values represent a deterioration of a counterparty’s credit soundness and a greater likelihood or risk of default occurring.

●	Currency Futures Trading Risks. Currency futures trading involves additional risks. To the extent the Adviser’s view as to certain market movements or currency fluctuations is incorrect, the use of currency futures could result in losses greater than if they had not been used. In addition, currency futures trading has market risk, interest rate risk and country risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate.

●	Short Sale Risk. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs and may result in higher taxes.

●	Risk of Potential Government Regulation of Derivatives. The regulation of certain derivatives, including futures, swaps and options transactions, in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Fund is impossible to predict but could be substantial and adverse. Future regulation of various types of derivatives, including futures, swaps and options transactions, could limit or prevent the Fund from using these instruments as part of its investment strategy, which could prevent the Fund from achieving its investment objective.

●	Liquidity Risk. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

●	Repurchase Agreement Risks. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If the value of the collateral becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount.

●	Securities Lending Risks. When the Fund engages in securities lending, it will be subject to the risk that it may experience a delay in receiving additional collateral to secure a loan or a delay in recovering the loaned securities if the borrower defaults.

●	Convertible Securities Risk. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in an issuer’s capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

●	Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

●	Portfolio Turnover Risk. The Adviser’s active management of the Fund’s portfolio may cause the Fund to have a higher portfolio turnover rate than other similar funds, which may increase brokerage and other expenses or cause a higher current realization of capital gains and a potentially larger current tax liability.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Strategic Income Fund’s investment returns have varied from year to year since the Fund’s inception as represented by the performance of Institutional Class shares (the Class with the longest period of annual returns). The performance of Investor Class shares will differ due to differences in expenses. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Strategic Income Fund’s investment returns have varied from year to year since the Fund’s inception as represented by the performance of Institutional Class shares (the Class with the longest period of annual returns).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 322-0575
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ironfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Annual Total Return (for years ended December 31 st )
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were:
Best Quarter:	2nd Quarter, 2009, 12.52%
Worst Quarter:	3rd Quarter, 2011, (5.54)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Institutional Class only. After-tax returns for the Investor Class will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for the Institutional Class only. After-tax returns for the Investor Class will vary. After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 322-0575. Updated performance information may also be accessed on the Fund’s website at www.ironfunds.com.

IRON STRATEGIC INCOME FUND | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IRNIX
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fee	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component2OtherExpensesOverAssets	0.10%
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[1],[3]
One Year	rr_ExpenseExampleYear01	$ 179
Three Years	rr_ExpenseExampleYear03	554
Five Years	rr_ExpenseExampleYear05	954
Ten Years	rr_ExpenseExampleYear10	$ 2,073
1 Year	rr_AverageAnnualReturnYear01	(2.47%)
5 Years	rr_AverageAnnualReturnYear05	0.19%
IRON STRATEGIC INCOME FUND | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IFUNX
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fee	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component2OtherExpensesOverAssets	none
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[1],[3]
One Year	rr_ExpenseExampleYear01	$ 144
Three Years	rr_ExpenseExampleYear03	446
Five Years	rr_ExpenseExampleYear05	771
Ten Years	rr_ExpenseExampleYear10	$ 1,691
Annual Return 2009	rr_AnnualReturn2009	35.60%
Annual Return 2010	rr_AnnualReturn2010	10.49%
Annual Return 2011	rr_AnnualReturn2011	0.70%
Annual Return 2012	rr_AnnualReturn2012	8.15%
Annual Return 2013	rr_AnnualReturn2013	6.32%
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	(3.02%)
Annual Return 2016	rr_AnnualReturn2016	5.61%
Annual Return 2017	rr_AnnualReturn2017	2.67%
Annual Return 2018	rr_AnnualReturn2018	(2.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.54%)
1 Year	rr_AverageAnnualReturnYear01	(2.20%)
5 Years	rr_AverageAnnualReturnYear05	0.56%
10 Years	rr_AverageAnnualReturnYear10	5.96%
IRON STRATEGIC INCOME FUND | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.34%)
5 Years	rr_AverageAnnualReturnYear05	(0.92%)
10 Years	rr_AverageAnnualReturnYear10	4.24%
IRON STRATEGIC INCOME FUND | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.29%)
5 Years	rr_AverageAnnualReturnYear05	(0.18%)
10 Years	rr_AverageAnnualReturnYear10	4.12%
IRON STRATEGIC INCOME FUND | Credit Suisse Hedge Fund Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.19%)	[4]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[4]
10 Years	rr_AverageAnnualReturnYear10	5.10%	[4]
Iron Equity Premium Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Iron Equity Premium Income Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The IRON Equity Premium Income Fund (the “Premium Income Fund” or the “Fund”) seeks to provide superior risk-adjusted total returns relative to the CBOE S&P 500 BuyWrite Index (BXMSM) (net of Fund expenses).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Premium Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus. The Fund’s financial highlights reflect the operating expenses of the Fund and do not include the effect of AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. It assumes a 5% return on your investment each year and that the Fund’s operating expenses remain the same. Only the first year in each period in the Example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Premium Income Fund invests primarily in one or more exchange-traded funds that track the performance of the S&P 500® Index (the “Underlying ETFs”) while employing an actively managed strategy of writing (selling) call options on all or a portion of the Underlying ETFs. Writing call options is intended to generate income in the form of option writing premiums while reducing volatility associated with the Fund’s exposure to U.S. equities.

Investing in the Underlying ETFs provides the Fund with passive exposure to the performance of the S&P 500® Index, a widely-recognized benchmark of U.S. stock performance that is dominated by the stocks of large U.S. companies. Under normal circumstances, the Fund intends to be substantially invested in one or more Underlying ETFs, regardless of the current or projected performance of the Underlying ETFs. The Fund will, as a policy, invest at least 80% of its net assets in equity securities under normal circumstances. The Fund considers the Underlying ETFs to be “equity securities” for purposes of this policy and expects that its entire equity portfolio will be comprised of one or more Underlying ETFs.

The Fund’s investment adviser, IRON Financial, LLC (the “Adviser”), actively manages the Fund’s option writing strategy using a quantitative model that takes into account multiple factors, including option premium, certain risk measures, tenor (i.e., the amount of time remaining until expiration), and implied and realized volatility. The Adviser monitors each of the Fund’s open written option positions to determine whether to close out the position (by repurchasing the written option) or to allow the option to expire. This active management is intended to permit the Fund to realize much of the capital appreciation of the Underlying ETFs while capturing option premium and reducing the volatility associated with the Underlying ETFs.

As the seller of a call option on an Underlying ETF, the Fund receives cash (the “premium”) from the purchaser. The purchaser of the call option has the right to purchase the security underlying the option at a specified price (the “exercise price” or “strike price”) at any time during the term of the option. If the purchaser exercises the option, the Fund will be required to deliver the Underlying ETF position covering the option at the exercise price.

The Fund has the flexibility to write call options on the Underlying ETFs with an aggregate notional value equal to the market value of its positions in the Underlying ETFs, or to write no options at all. The extent of the Fund’s option writing activity depends on the Adviser’s assessment of market conditions and the attractiveness of writing call options on the Underlying ETFs.

The Fund’s option writing strategy is intended to reduce the Fund’s volatility relative to U.S. equity securities and provide the Fund with gains from premiums received. However, writing call options may reduce the Fund’s ability to profit from increases in the value of its equity portfolio, especially in sharply rising equity markets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

●	Underlying ETFs Risk. The Fund invests primarily in one or more Underlying ETFs, rather than holding individual stocks or other investments directly. Much of the Fund’s performance depends on the investment performance (positive or negative) of the Underlying ETFs. An investment in the Fund is thus subject to the risks of the Underlying ETFs, including those described below. The Fund and its investors will also indirectly bear a portion of the fees and expenses of the Underlying ETFs held by the Fund. These fees are in addition to the Fund’s direct fees and expenses and may be considered duplicative. An Underlying ETF’s shares may trade at a market price above or below its net asset value (“NAV”) and an active (or liquid) trading market for an Underlying ETF’s shares may not be maintained. Trading in shares of an Underlying ETF may be halted by the activation of individual or market-wide trading halts.

●	Market Risk. The Fund’s investment in an Underlying ETF involves risks similar to investing in equity securities directly or in the fund that holds equity securities. The value of the Underlying ETFs held by the Fund will fluctuate due to general market or economic conditions, including fluctuations caused by economic or political developments, perceived trends in stock prices, and changes in interest or currency rates. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The value of the Underlying ETFs will also fluctuate due to factors affecting specific issuers held by the Underlying ETFs. The Underlying ETFs may, at times, become focused in stocks in a market sector, which would subject the Underlying ETFs to proportionally higher exposure to events affecting that sector. The Underlying ETFs are substantially exposed to the large capitalization sector of the U.S. stock market, which may underperform the overall U.S. stock market for extended periods of time.

●	Management Risk. The Fund’s written call option strategy is actively managed and is thus subject to management risk. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. The Fund’s written call option strategy may not be successful in reducing the Fund’s volatility and could cause the Fund to underperform its benchmark and other funds with similar investment objectives and strategies.

●	Quantitative Model Risk. The Adviser’s use of quantitative modeling to assist in managing the Fund’s written call option strategy may not be successful. The quantitative model may be flawed, may not work as expected, and may cause the Fund to underperform other funds with similar investment objectives and strategies.

●	Passive Index-Based Investing Risk. The Underlying ETFs are not actively managed and instead designed to passively track the performance of the S&P 500® Index. The Fund anticipates investing substantially in one or more Underlying ETFs regardless of the Adviser’s assessment of the current or projected performance of the Underlying ETFs. Maintaining investments in the Underlying ETFs regardless of market conditions or the performance of the Underlying ETFs could cause the Fund’s returns to be lower than if the Fund employed the fundamental investment approach to security selection with respect to the equity portion of its portfolio.

●	Tracking Error Risk. While each Underlying ETF is designed to track the performance of the S&P 500® Index, the performance of an Underlying ETF may differ from the performance of the S&P 500® Index for several reasons, including operating expenses and transaction costs incurred by the Underlying ETF and differences in holdings.

●	Written Call Options Risk. The Fund’s call option writing strategy may not reduce the extent of the Fund’s losses during market declines because the Fund will continue to bear the risk of a decline in the value of its equity portfolio. In a sharply declining market, the Fund will likely experience a sharp decline in its NAV. There are several additional risks associated with writing call options, including the following:

●	As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market value of the Underlying ETF covering the option and foregoes, during the life of the option, the opportunity to profit from an increase in the market value of the Underlying ETF above the strike price of the call. In a rising market, the Fund could significantly underperform the market.

●	The effective use of written call options depends on the Fund’s ability to terminate these options positions at times when the Adviser deems it desirable to do so. There is no guarantee that the Fund will be able to effect closing transactions on written options at any particular time or at an acceptable price. A liquid market may not exist when the Fund seeks to close out a written call option position. If the Fund is unable to close out an unexpired written option position, the Fund would not be able to sell the Underlying ETF covering the option until the option expires.

●	Market conditions or a lack of a ready market for a particular call option may reduce the effectiveness of the Fund’s written option strategy and prevent the Fund from achieving its investment objective.

●	In certain circumstances, the exercise (or strike) price of a call option written by the Fund on an Underlying ETF may be adjusted downward before the option’s expiration because of events affecting the Underlying ETF. This would reduce the Fund’s capital appreciation potential on the Underlying ETF.

●	The Fund’s options transactions will be subject to limitations established by each of the exchanges or other trading facilities on which such options are traded.

●	Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Premium Income Fund’s investment returns have varied from year to year since the Fund’s inception as represented by Institutional Class shares. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Premium Income Fund’s investment returns have varied from year to year since the Fund’s inception as represented by Institutional Class shares.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Annual Total Return (for years ended December 31 st )
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were:
Best Quarter:	1st Quarter, 2017, 5.11%
Worst Quarter:	4th Quarter, 2018, (12.87)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Iron Equity Premium Income Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CALIX
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.26%
Administrative Services Fees	rr_Component2OtherExpensesOverAssets	0.10%
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	2.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.84%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.14%)	[5]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.70%	[6]
One Year	rr_ExpenseExampleYear01	$ 173
Three Years	rr_ExpenseExampleYear03	975
Five Years	rr_ExpenseExampleYear05	1,797
Ten Years	rr_ExpenseExampleYear10	$ 3,935
1 Year	rr_AverageAnnualReturnYear01	(9.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015	[7]
Iron Equity Premium Income Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CALLX
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest and Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.26%
Administrative Services Fees	rr_Component2OtherExpensesOverAssets	none
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	2.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.49%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.14%)	[5]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.35%	[6]
One Year	rr_ExpenseExampleYear01	$ 137
Three Years	rr_ExpenseExampleYear03	872
Five Years	rr_ExpenseExampleYear05	1,629
Ten Years	rr_ExpenseExampleYear10	$ 3,623
Annual Return 2016	rr_AnnualReturn2016	6.83%
Annual Return 2017	rr_AnnualReturn2017	16.71%
Annual Return 2018	rr_AnnualReturn2018	(8.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.87%)
1 Year	rr_AverageAnnualReturnYear01	(8.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015	[7]
Iron Equity Premium Income Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015	[7]
Iron Equity Premium Income Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015	[7]
Iron Equity Premium Income Fund | CBOE S&P 500 BuyWrite Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.77%)	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 30, 2015	[7],[8]

[1]	The Management Fee and Total Annual Fund Operating Expenses have been restated to reflect the current management fee of 0.65%. Prior to September 1, 2018, the Management Fee was 1.00%.
[2]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investments in other investment companies.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets found in the "Financial Highlights" section of this prospectus. The Fund's financial highlights reflect the management fee of 1.00% that was in effect prior to September 1, 2018 and do not include AFFE.
[4]	The Credit Suisse Hedge Fund Index is an asset weighted hedge fund index based only on funds with over $50 million under management, a 12-month track record and audited financial statements. The index is calculated and rebalanced on a monthly basis and reflects performance net of all hedge fund component performance fees and expenses.
[5]	The Fund's adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund's business) do not exceed 1.00% of the Fund's average daily net assets through January 31, 2020. Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. This expense cap may not be terminated prior to this date except by the Board of Trustees.
[6]	Total Annual Fund Operating Expenses do not correlate to the ratio of Expenses to Average Net Assets found in the "Financial Highlights" section of this prospectus. The Fund's financial highlights reflect the operating expenses of the Fund and do not include the effect of AFFE.
[7]	Institutional Class and Investor Class shares commenced operations on October 30, 2015. The "Since Inception" return for the CBOE S&P 500 BuyWrite Index is shown as of October 30, 2015.
[8]	The CBOE S&P BuyWrite Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. A "buy-write" strategy generally is considered to be an investment strategy in which an investor buys a stock or a basket of stocks, and also writes covered call options that correspond to the stock or basket of stocks.